INVENTORIES AND SUPPLIES (Details) $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
INVENTORIES AND SUPPLIES [abstract]
Material and supplies	¥ 6,278,000,000		¥ 7,288,000,000
Oil in tanks	1,540,000,000		1,594,000,000
Less: Provision for inventory obsolescence	(464,000,000)		(173,000,000)
Total inventories and supplies	¥ 7,354,000,000	$ 1,130	¥ 8,709,000,000